Principal accountants' fees and services (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of audit fees and other services [line items]
Auditor's remuneration for comfort letters and attestation services		€ 0.5
Forvis Mazars
Disclosure of audit fees and other services [line items]
Statutory audit of separate and consolidated financial statements	[1]		€ 15.1
Services other than statutory audit	[2]		5.4
Audit-related services	[3],[4]		5.3
Tax			0.0
Other			0.1
Total			€ 20.5
Statutory audit of separate and consolidated financial statements, percentage	[1]		74.00%
Percentage Of Auditor Remuneration For Limited Review of Sustainability Statement	[5]		0.00%
Auditors Remuneration for Limited Review of Sustainability Statement	[5]		€ 0.0
Services other than statutory audit, percentage	[2]		26.00%
Total, percentage			100.00%
Audit of the financial statements of the parent company and its French subsidiaries			€ 7.9
Audit-related services charged to the parent company and its French subsidiaries			5.2
PricewaterhouseCoopers
Disclosure of audit fees and other services [line items]
Statutory audit of separate and consolidated financial statements	[1]	19.7	14.7
Services other than statutory audit	[2]	6.4	5.8
Audit-related services	[3],[4]	6.4	5.8
Tax		0.0	0.0
Other		0.0	0.0
Total		€ 27.1	€ 20.5
Statutory audit of separate and consolidated financial statements, percentage	[1]	73.00%	72.00%
Percentage Of Auditor Remuneration For Limited Review of Sustainability Statement	[5]	4.00%	0.00%
Auditors Remuneration for Limited Review of Sustainability Statement	[5]	€ 1.0	€ 0.0
Services other than statutory audit, percentage	[2]	23.00%	28.00%
Total, percentage		100.00%	100.00%
Audit of the financial statements of the parent company and its French subsidiaries		€ 12.5	€ 8.3
Audit-related services charged to the parent company and its French subsidiaries		3.5	€ 3.6
Forvis Mazars
Disclosure of audit fees and other services [line items]
Statutory audit of separate and consolidated financial statements	[1]	11.5
Services other than statutory audit	[2]	0.2
Audit-related services	[3],[4]	0.2
Tax		0.0
Other		0.0
Total		€ 12.3
Statutory audit of separate and consolidated financial statements, percentage	[1]	93.00%
Percentage Of Auditor Remuneration For Limited Review of Sustainability Statement	[5]	5.00%
Auditors Remuneration for Limited Review of Sustainability Statement	[5]	€ 0.6
Services other than statutory audit, percentage	[2]	2.00%
Total, percentage		100.00%
Audit of the financial statements of the parent company and its French subsidiaries		€ 4.8
Audit-related services charged to the parent company and its French subsidiaries		€ 0.1

[1]	(a)Includes services provided by the independent auditors of the parent company and French subsidiaries: Forvis Mazars €4.8 million in 2024;
PricewaterhouseCoopers Audit €12.5 million in 2024, €8.3 million in 2023 and Ernst & Young €7.9 million in 2023.

[2]	(c)Services other than statutory audit provided by Forvis Mazars during 2024 comprised:
- assurance engagements, agreed-upon procedures, tax compliance work and technical consultancy.
Services other than statutory audit provided by PricewaterhouseCoopers during 2024 comprised:
- contractual audits, including on the combined financial statements of the Opella business;
- additional procedures to enable reports previously signed by the firm to be incorporated by reference; and
- assurance engagements, agreed-upon procedures, tax compliance work and technical consultancy.

[3]	(e)Includes €0.5 million for services that can only be provided by the statutory auditors, such as comfort letters, attestation services required by regulation
(which qualify as audit fees under SEC rules).

[4]	(d)Includes services provided by the independent auditors of the parent company and French subsidiaries: Forvis Mazars: €0.1 million in 2024,;
PricewaterhouseCoopers Audit €3.5 million in 2024,€3.6 million in 2023 and Ernst & Young €5.2 million in 2023.

[5]	(b)For SEC purposes, these Services are classified as Other.